Costs of services and general and administrative costs - Minimum Committed Annual Rentals (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		£ 4,262.6
Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		612.4
Over five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		2,074.1
Plant and machinery [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		16.0	£ 14.5
Plant and machinery [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	£ 23.2
Plant and machinery [member] | Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		5.1	4.0
Plant and machinery [member] | Within one year [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	3.6
Plant and machinery [member] | Later than two years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		10.8	10.5
Plant and machinery [member] | Later than two years and not later than five years [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	19.2
Plant and machinery [member] | Over five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		0.1
Plant and machinery [member] | Over five years [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	0.4
Land and buildings [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		532.6	560.0
Land and buildings [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	589.2
Land and buildings [member] | Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		88.6	85.1
Land and buildings [member] | Within one year [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	70.2
Land and buildings [member] | Later than two years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		236.2	287.9
Land and buildings [member] | Later than two years and not later than five years [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	272.7
Land and buildings [member] | Over five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable		£ 207.8	£ 187.0
Land and buildings [member] | Over five years [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amounts payable	£ 246.3